Employee benefits - Defined benefit plans - Net expense location (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Net expense	€ (105)	€ (117)	€ (889)
o/w expenses in operating income	(94)	(98)	(873)
o/w net interest on the net defined liability in finance cost	(11)	€ (19)	€ (16)
Annuity-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(1)
o/w expenses in operating income	(1)
o/w net interest on the net defined liability in finance cost	(1)
Capital-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(72)
o/w expenses in operating income	(60)
o/w net interest on the net defined liability in finance cost	(12)
Other post-employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(1)
o/w expenses in operating income	0
o/w net interest on the net defined liability in finance cost	0
French part-time for seniors plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	26
o/w expenses in operating income	23
o/w net interest on the net defined liability in finance cost	3
Other long-term benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Net expense	(57)
o/w expenses in operating income	(56)
o/w net interest on the net defined liability in finance cost	€ (1)